General information (Details)	12 Months Ended
Dec. 31, 2019 Subsidiaries CrudeCarrier t
Disclosure of subsidiaries [abstract]
Number of wholly owned subsidiaries	35
Number of large crude carriers | CrudeCarrier	27
Total carrying capacity | t	8,360,850
Top of Range [Member]
Disclosure of subsidiaries [abstract]
Weight of tankers | t	320,000
Bottom of Range [Member]
Disclosure of subsidiaries [abstract]
Weight of tankers | t	200,000
Marshall Island [Member]
Disclosure of subsidiaries [abstract]
Number of wholly owned subsidiaries	23
Number of vessel-owning subsidiaries	20
Cayman Islands [Member]
Disclosure of subsidiaries [abstract]
Number of wholly owned subsidiaries	7
Number of vessel-owning subsidiaries	7
Singapore [Member]
Disclosure of subsidiaries [abstract]
Number of wholly owned subsidiaries	3
Monegasque [Member]
Disclosure of subsidiaries [abstract]
Number of wholly owned subsidiaries	1
Norwegian [Member]
Disclosure of subsidiaries [abstract]
Number of wholly owned subsidiaries	1